UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Permanent ETF

(Exact name of registrant as specified in charter)

399 Park Avenue, 32nd Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 493-8631

Date of fiscal year end: June 30, 2012

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)	March 31, 2012

Global X Permanent ETF

	Shares/Face Amount	Value
U.S. TREASURY OBLIGATIONS — 48.7%
U.S. Treasury Bonds
4.625%, 02/15/40	$464,000	$579,492
4.375%, 11/15/39	488,000	586,362
4.375%, 05/15/40	488,000	586,439
3.875%, 08/15/40	520,000	575,169

U.S. Treasury Notes
2.625%, 12/31/14	584,000	617,717
2.125%, 11/30/14	592,000	617,668
1.750%, 04/15/13	608,000	617,500
1.375%, 02/15/13	608,000	614,104

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $4,890,128)		4,794,451

COMMON STOCK — 19.9%

BRAZIL— 0.6%
Basic Materials — 0.3%
Vale ADR, Cl B	1,344	31,355

Oil & Gas — 0.3%
Petroleo Brasileiro ADR	1,080	28,685

TOTAL BRAZIL		60,040

CHINA— 0.3%
Oil & Gas — 0.3%
PetroChina ADR	232	32,603

SINGAPORE— 0.3%
Consumer Goods — 0.3%
Wilmar International	7,752	30,217

SWITZERLAND— 0.4%
Basic Materials — 0.4%
Xstrata	1,960	33,482

UNITED STATES— 18.3%
Basic Materials — 1.6%
Anglo American	800	29,904
BHP Billiton ADR	424	30,698
Mosaic	592	32,732
Potash Corp of Saskatchewan	704	32,166
Rio Tinto ADR	560	31,130

		156,630

Consumer Goods — 2.0%
Altria Group	632	19,510
Archer-Daniels-Midland	1,120	35,459
Coca-Cola	264	19,539
Ford Motor	1,456	18,186
Kraft Foods, Cl A	472	17,941

Schedule of Investments (Unaudited)	March 31, 2012

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued

Consumer Goods — continued
Monsanto	400	$31,904
PepsiCo	272	18,047
Philip Morris International	240	21,266
Procter & Gamble	280	18,819

		200,671

Consumer Services — 1.6%
Amazon.com *	96	19,441
Comcast, Cl A	680	20,407
CVS Caremark	432	19,354
Home Depot	400	20,124
McDonald’s	184	18,050
News, Cl A	936	18,430
Wal-Mart Stores	296	18,115
Walt Disney	464	20,314

		154,235

Financials — 1.9%
American Express	368	21,293
Bank of America	2,536	24,269
Berkshire Hathaway, Cl B *	224	18,178
Citigroup	592	21,638
Goldman Sachs Group	160	19,899
JPMorgan Chase	488	22,438
US Bancorp	640	20,275
Visa, Cl A	176	20,768
Wells Fargo	616	21,030

		189,788

Health Care — 1.3%
Abbott Laboratories	328	20,103
Amgen	264	17,949
Bristol-Myers Squibb	560	18,900
Johnson & Johnson	272	17,941
Merck	464	17,818
Pfizer	840	19,034
UnitedHealth Group	352	20,747

		132,492

Industrials — 1.3%
3M	208	18,556
Boeing	240	17,849
Caterpillar	160	17,043
General Electric	952	19,106
Union Pacific	160	17,197
United Parcel Service, Cl B	232	18,727
United Technologies	232	19,242

		127,720

Schedule of Investments (Unaudited)	March 31, 2012

Global X Permanent ETF

	Shares	Value
COMMON STOCK — continued

Oil & Gas — 1.2%
Chevron	320	$34,317
Exxon Mobil	392	33,998
Royal Dutch Shell ADR, Cl A	474	33,241
Schlumberger	232	16,224

		117,780

Real Estate Investment Trusts — 5.2%
Annaly Capital Management	2,968	46,954
Boston Properties	488	51,235
Equity Residential	840	52,601
General Growth Properties	3,160	53,688
HCP	1,208	47,668
ProLogis	1,576	56,767
Public Storage	360	49,741
Simon Property Group	368	53,610
Ventas	856	48,878
Vornado Realty Trust	624	52,541

		513,683

Technology — 1.8%
Apple *	40	23,979
Cisco Systems	920	19,458
Google, Cl A *	32	20,520
Hewlett-Packard	640	15,251
Intel	672	18,890
International Business Machines	96	20,030
Microsoft	608	19,608
Oracle	624	18,196
QUALCOMM	304	20,678

		176,610

Telecommunications — 0.4%
AT&T	608	18,988
Verizon Communications	480	18,350

		37,338

TOTAL UNITED STATES		1,806,947

TOTAL COMMON STOCK
(Cost $1,935,108)		1,963,289

EXCHANGE TRADED COMMODITIES — 24.3%
ETFS Physical Gold	11,744	1,916,093
ETFS Physical Silver	15,200	479,850

TOTAL EXCHANGE TRADED COMMODITIES
(Cost $2,485,832)		2,395,943

Schedule of Investments (Unaudited)	March 31, 2012

Global X Permanent ETF

	Shares	Value
EXCHANGE TRADED FUNDS — 6.4%
Vanguard FTSE All-World ex-US ETF	7,096	$313,643
Vanguard Small-Cap ETF	4,008	315,510

TOTAL EXCHANGE TRADED FUNDS
(Cost $620,097)		629,153

TOTAL INVESTMENTS — 99.3%
(Cost $9,931,165)††		$9,782,836

Percentages are based on Net Assets of $9,847,001.

*	Non-income producing security.
††	At March 31, 2012, the tax basis cost of the Fund’s investments was $9,931,165, and the unrealized appreciation and depreciation were $71,479 and $(219,808) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of March 31, 2012, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$4,794,451	$—	$4,794,451
Common Stock	1,963,289	—	—	1,963,289
Exchange Traded Commodities	2,395,943	—	—	2,395,943
Exchange Traded Funds	629,153	—	—	629,153

Total Investments in Securities	$4,988,385	$4,794,451	$—	$9,782,836

For the period ended March 31, 2012, there have been no significant transfers between Level 1 and Level 2 investments.

For the period ended March 31, 2012, there were no Level 3 investments.

SECURITY VALUATION – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

GLX-NQ-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Permanent ETF

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: May 30, 2012

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: May 30, 2012

*	Print the name and title of each signing officer under his or her signature.